Lease Receivables (Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Leases [Abstract]
Balance at beginning of year	¥ 107	¥ 203	¥ 283
Charged to costs or expenses, or charge-off	3	(98)	(57)
Foreign currency translation	(7)	2	(23)
Balance at end of year	¥ 103	¥ 107	¥ 203